Right-of-Use Assets and Lease Liabilities (Details) - Schedule of leases of buildings - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Cost:
At beginning of year	$ 505,494	$ 74,794
Addition during the year	79,533	427,672
Exchange realignment	(31,924)	3,028
At end of year	553,103	505,494
Accumulated depreciation:
At beginning of year	120,450	28,496
Depreciation for the year	115,505	90,327
Exchange realignment	(11,716)	1,627
At end of year	224,239	120,450
Net carrying amount:	$ 328,864	$ 385,044